Income Tax - Schedule of Income Before Provision for Income Taxes Geographic Locations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Profit Before Income Taxes Attributable to Geographic Locations [Line Items]
Total profit before income taxes	$ (6,942,267)	$ 322,673	$ 10,789,623
Cayman Islands [Member]
Schedule of Profit Before Income Taxes Attributable to Geographic Locations [Line Items]
Total profit before income taxes	(10,515,251)	(3,536,358)	(67,027)
PRC [Member]
Schedule of Profit Before Income Taxes Attributable to Geographic Locations [Line Items]
Total profit before income taxes	3,573,052	3,859,097	10,856,708
BVI [Member]
Schedule of Profit Before Income Taxes Attributable to Geographic Locations [Line Items]
Total profit before income taxes	(36)	(35)	2
HK [Member]
Schedule of Profit Before Income Taxes Attributable to Geographic Locations [Line Items]
Total profit before income taxes	$ (32)	$ (31)	$ (60)